OTHER PROVISIONS (Details) - Schedule of other provisions - USD ($) $ in Thousands		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Provision for contingencies (1)
Current liabilities	[1]	$ 27,872		$ 23,774
Non-current liabilities	[1]	712,581		588,359
Total Liabilities		740,453	[1]	612,133	[1]	$ 291,609	$ 308,289
Tax contingencies [Member]
Provision for contingencies (1)
Current liabilities	[2]	24,330		21,188
Non-current liabilities	[2]	490,217		364,342
Total Liabilities	[2]	514,547		385,530
Civil contingencies [Member]
Provision for contingencies (1)
Current liabilities	[2]	3,154		2,266
Non-current liabilities	[2]	92,955		103,984
Total Liabilities	[2]	96,109		106,250
Labor contingencies [Member]
Provision for contingencies (1)
Current liabilities	[2]	388		320
Non-current liabilities	[2]	98,254		48,115
Total Liabilities	[2]	98,642		48,435
Others [Member]
Provision for contingencies (1)
Current liabilities	[2]
Non-current liabilities	[2]	21,855		17,821
Total Liabilities	[2]	21,855		17,821
Commission investigation [Member]
Provision for contingencies (1)
Current liabilities	[3]
Non-current liabilities	[3]	9,300		10,097
Total Liabilities	[4]	9,300	[3]	10,097	[3]	$ 9,217	$ 9,403
Provisions for onerous contracts [Member]
Provision for contingencies (1)
Current liabilities	[5]
Non-current liabilities	[5]			44,000
Total Liabilities	[5]			$ 44,000

[1]	Total other provision as of December 31, 2021, and December 31, 2020, include the fair value correspond to those contingencies from the business combination with TAM S.A and subsidiaries, with a probability of loss under 50%, which are not provided for the normal application of IFRS enforcement and that only must be recognized in the context of a business combination in accordance with IFRS 3.
[2]	Provisions for contingencies: The tax contingencies correspond to litigation and tax criteria related to the tax treatment applicable to direct and indirect taxes, which are found in both administrative and judicial stage.The civil contingencies correspond to different demands of civil order filed against the Company.The labor contingencies correspond to different demands of labor order filed against the Company.The Provisions are recognized in the consolidated income statement in administrative expenses or tax expenses, as appropriate.
[3]	Provision made for proceedings brought by the European Commission for possible breaches of free competition in the freight market.
[4]	European Commission Provision Provision constituted on the occasion of the process initiated in December 2007 by the General Competition Directorate of the European Commission against more than 25 cargo airlines, among which is Lan Cargo SA, which forms part of the global investigation initiated in 2006 for possible infractions of free competition in the air cargo market, which was carried out jointly by the European and United States authorities. With respect to Europe, the General Directorate of Competition imposed fines totaling € 799,445,000 (seven hundred and ninety-nine million four hundred and forty-five thousand Euros) for infractions of European Union regulations on free competition against eleven (11) airlines, among which are LATAM Airlines Group SA and its subsidiary Lan Cargo S.A .,For its part, LATAM Airlines Group S.A. and Lan Cargo S.A., jointly and severally, have been fined for the amount of € 8,220,000 (eight million two hundred twenty thousand euros), for these infractions, an amount that was provisioned in the financial statements of LATAM. On January 24, 2011, LATAM Airlines Group S.A. and Lan Cargo S.A. They appealed the decision before the Court of Justice of the European Union. On December 16, 2015, the European Court resolved the appeal and annulled the Commission’s Decision. The European Commission did not appeal the judgment, but on March 17, 2017, the European Commission again adopted its original decision to impose on the eleven lines original areas, the same fine previously imposed, amounting to a total of 776,465,000 Euros. In the case of LAN Cargo and its parent, LATAM Airlines Group S.A. imposed the same fine mentioned above. The procedural stage as of December 31, 2020 is described in Note 31 in section 2 judgments received by LATAM Airlines Group S.A. and Subsidiaries.
[5]	Based on market information on the drop in the price of some assets, a provision was made for onerous contracts associated with the purchase commitments of aircraft.